Compliance with Minimum Capital Requirements (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital (to Risk-Weighted Assets), actual Amount	$ 133,626	$ 123,295
Total Risk Based Capital (to Risk-Weighted Assets), actual ratio	19.20%	24.40%
Total Risk Based Capital (to Risk-Weighted Assets for Capital Adequacy Purposes, amount	55,610	40,498
Total Risk Based Capital (to Risk-Weighted Assets for Capital Adequacy Purposes, ratio	8.00%	8.00%
Total Risk Based Capital (to Risk-Weighted Assets to be Well Capitalized Under Prompt Correct Action Provisions, Amount	69,512	50,623
Total Risk Based Capital (to Risk-Weighted Assets to be Well Capitalized Under Prompt Correct Action Provisions, ratio	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), actual Amount	124,931	116,975
Tier 1 Capital (to Risk Weighted Assets), actual ratio	18.00%	23.10%
Tier 1 Capital (to Risk Weighted Assets) for Capital Adequacy Purposes, amount	27,805	20,249
Tier 1 Capital (to Risk Weighted Assets) for Capital Adequacy Purposes, ratio	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), Amount	41,707	30,374
Tier 1 Capital (to Risk Weighted Assets), ratio	6.00%	6.00%
Tier 1 Capital (to Average Assets), actual Amount	124,931
Tier 1 Capital (to Average Assets), actual ratio	12.20%
Tier 1 Capital (to Average Assets)for Capital Adequacy Purposes, amount	41,097
Tier 1 Capital (to Average Assets) for Capital Adequacy Purposes, ratio	4.00%
Tier 1 Capital (to Average Assets), Amount	51,371
Tier 1 Capital (to Average Assets), ratio	5.00%
Tangible Equity to Tangible Assets at Period End, actual Amount		124,757
Tangible Equity to Tangible Assets at Period End, actual ratio		10.70%
Tangible Equity to Tangible Assets at Period End for Capital Adequacy Purposes, amount		46,709
Tangible Equity to Tangible Assets at Period End for Capital Adequacy Purposes, ratio		4.00%
Tangible Equity to Tangible Assets at Period End, amount		$ 58,387
Tangible Equity to Tangible Assets at Period End, ratio		5.00%